NOTE 5 - NET OPERATING LOSSES (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Report [Member]
Net Operating tax carry-forwards	$ 22,608	$ 11,295	$ 3,268